Commitments and contingencies and other legal matters (Details Narrative)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)
Product Liability Contingency [Line Items]
Other current liabilities	$ 143,073			$ 85,717
UNITED KINGDOM | Former Contractor [Member]
Product Liability Contingency [Line Items]
Other current liabilities	15,625	£ 12,500
Range of loss remains	15,625	12,500
UNITED KINGDOM | Former Employee [Member]
Product Liability Contingency [Line Items]
Other current liabilities	25,000	20,000
Estimate of loss remains	25,000	20,000
SOUTH AFRICA | Former Employee [Member]
Product Liability Contingency [Line Items]
Other current liabilities	12,698		R 240,000
Estimate of loss remains	12,698		240,000
SOUTH AFRICA | Former Employee One [Member]
Product Liability Contingency [Line Items]
Other current liabilities	7,936		150,000
Estimate of loss remains	7,936		R 150,000
Loan Agreement [Member] | UNITED KINGDOM
Product Liability Contingency [Line Items]
Other current liabilities	$ 437,500	£ 350,000		$ 562,000	£ 450,000